Mar. 25, 2020

Supplement dated March 25, 2020, to the following prospectuses and summary prospectuses, each as may have been previously amended or supplemented:

American Beacon AHL Managed Futures Strategy Fund
American Beacon AHL TargetRisk Fund
American Beacon Bahl & Gaynor Small Cap Growth Fund
American Beacon Bridgeway Large Cap Growth Fund
American Beacon Bridgeway Large Cap Value Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
Prospectuses and Summary Prospectuses dated April 30, 2019

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Continuous Capital Emerging Markets Fund
American Beacon Crescent Short Duration High Income Fund
American Beacon Frontier Markets Income Fund
American Beacon GLG Total Return Fund
Prospectuses and Summary Prospectuses dated May 31, 2019

American Beacon Alpha Quant Core Fund
American Beacon Alpha Quant Dividend Fund
American Beacon Alpha Quant Quality Fund
American Beacon Alpha Quant Value Fund
American Beacon ARK Transformational Innovation Fund
American Beacon Shapiro Equity Opportunities Fund
American Beacon Shapiro SMID Cap Equity Fund
American Beacon SSI Alternative Income Fund
American Beacon TwentyFour Strategic Income Fund
Prospectuses and Summary Prospectuses dated October 28, 2019

American Beacon SiM High Yield Opportunities Fund
American Beacon Sound Point Floating Rate Income Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectuses and Summary Prospectuses dated December 27, 2019

American Beacon TwentyFour Short Term Bond Fund
Prospectus and Summary Prospectus dated February 18, 2020

American Beacon Balanced Fund
American Beacon Garcia Hamilton Quality Bond Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Mid-Cap Value Fund
American Beacon Small Cap Value Fund
American Beacon Tocqueville International Value Fund
Prospectuses and Summary Prospectuses dated February 28, 2020

Effective immediately, the following changes are made to each prospectus and summary prospectus, as applicable, of each of the above series of American Beacon Funds (each, a "Fund"):

I.       In the "Principal Risks" section of each Fund's prospectus and summary prospectus, the following risk is added in alphabetical order:

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.